INCOME TAXES	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 10:-	INCOME TAXES

a.	Carryforward losses:
Carry-forward tax losses of the Company as of December 31, 2014 were $1,782. Carry-forward tax losses of Eyekon E.R.D. Ltd. as of December 31, 2014 were $ 7,446 which may be carried forward and offset against taxable income in the future for an indefinite period.

The components of the Company’s (loss) income before provision for income taxes by jurisdiction are as follows:

	Year ended December 31,
	2014	2013
Domestic	$827	$383
Foreign	4,633	2,942
	$5,460	$3,325

The components of the provision for income taxes are as follows:

Year ended December 31,
	2014	2013
Current tax:
United States—Federal	$-	$-
United States—State and local	-	-
Outside United States	-	-
Total current tax	-	-
Deferred tax:
United States—Federal	-	-
United States—State and local	-	-
Outside United States	-	-
Total deferred tax	-	-
Provision for income taxes, net	$-	$-

b.	Reconciliation of the theoretical tax expenses:

	Year ended December 31,
	2014	2013
Loss before taxes	$5,460	$3,325
Statutory tax rate of GlassesOff Inc.	35%	35%
Tax benefit	1,911	1,164

Permanent differences	(65)	(174)
Valuation allowance	(1,473)	(800)
Differences in tax rate	(373)	(190)
Tax expense	$-	$-

c.	Deferred income taxes:
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax purposes.

As of December 31, 2014 and 2013 the Company has provided full valuation allowance in respect of deferred tax assets. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry-forward and other temporary differences will not be realized in the foreseeable future. Components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2014		2013

Tax assets in respect of:	$		$
Accrued vacation pay		26		15
Employees stock based compensation		828		408
Related parties accrued expenses		70		72
Net loss carry forward		2,743		1,700
Total deferred tax assets		3,667		2,195
Less - valuation allowance		(3,667)		(2,195)
Deferred tax assets		$-		$-